Acquisitions (BalanceSheet) (Details) (USD $)	Dec. 31, 2014	Nov. 18, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Land	$ 4,829,573		$ 1,895,117
Real property interests	183,378,480		168,800,789
Total land and real property interests	188,208,053		170,695,906
Accumulated amortization of real property interest	(5,873,199)		(2,848,040)
Land and net real property interests	182,334,854		167,847,866
Investments in receivables, net	8,665,274		9,085,281	9,743,976
Cash and cash equivalents	311,108		1,037,327	25,248,137	158,559
Rent receivables, net	80,711		112,115
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	2,838,879		3,240,779
Deferred rent receivable	285,790		173,812
Derivative assets			455,561
Other intangible assets, net	4,677,499		4,371,416
Other assets	399,222
Total assets	200,253,059		186,972,858
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities			89,336,688
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	7,328,741		6,192,391
Prepaid rent	1,532,372		1,346,060
Derivative liabilities	289,808		193,101
Total liabilities	83,292,429		98,597,593
Commitments and contingencies
Equity	116,960,630	97,292,837	88,375,265	107,416,458	33,634,317
Total liabilities and equity	200,253,059		186,972,858
Landmark Infrastructure Partners LP
Assets
Land	4,829,573		1,895,117
Real property interests	183,378,480		168,800,789
Total land and real property interests	188,208,053		170,695,906
Accumulated amortization of real property interest	(5,873,199)		(2,848,040)
Land and net real property interests	182,334,854		167,847,866
Investments in receivables, net	8,665,274		9,085,281
Cash and cash equivalents	311,108		1,037,327
Rent receivables, net	80,711		112,115
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	2,838,879		3,240,779
Deferred rent receivable	285,790		173,812
Derivative assets			455,561
Other intangible assets, net	4,677,499		4,371,416
Other assets	399,222
Total assets	200,253,059		186,972,858
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities			89,336,688
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	7,328,741		6,192,391
Prepaid rent	1,532,372		1,346,060
Derivative liabilities	289,808		193,101
Total liabilities	83,292,429		98,597,593
Equity	116,960,630		88,375,265
Total liabilities and equity	200,253,059		186,972,858
Landmark, General Partner and affiliates
Assets
Due from Landmark and affiliates	659,722		648,701
Liabilities and equity
Due to Landmark and affiliates	0		583,689
Landmark, General Partner and affiliates | Landmark Infrastructure Partners LP
Assets
Land	1,895,117		1,895,117
Real property interests	173,009,873		167,797,881
Total land and real property interests	174,904,990		169,692,998
Accumulated amortization of real property interest	(5,831,342)		(2,844,900)
Land and net real property interests	169,073,648		166,848,098
Investments in receivables, net	8,665,274		9,085,281
Cash and cash equivalents	311,108		1,037,327
Rent receivables, net	80,711		112,115
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	2,838,879		3,240,779
Deferred rent receivable	279,324		173,812
Derivative assets			455,561
Other intangible assets, net	3,783,653		4,336,699
Other assets	399,222
Total assets	186,091,541		185,938,373
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities			89,336,688
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	5,685,590		6,192,391
Prepaid rent	1,532,372		1,346,060
Derivative liabilities	289,808		193,101
Total liabilities	81,649,278		98,597,593
Equity	104,442,263		87,340,780
Total liabilities and equity	186,091,541		185,938,373
Acquired Assets | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Assets
Land	2,934,456
Real property interests	10,368,607		1,002,908
Total land and real property interests	13,303,063		1,002,908
Accumulated amortization of real property interest	(41,857)		(3,140)
Land and net real property interests	13,261,206		999,768
Deferred rent receivable	6,466
Other intangible assets, net	893,846		34,717
Total assets	14,161,518		1,034,485
Liabilities and equity
Other intangible liabilities, net	1,643,151
Total liabilities	1,643,151
Equity	12,518,367		1,034,485
Total liabilities and equity	$ 14,161,518		$ 1,034,485